Finance Receivables, Credit Quality Information - Aging of receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Aging of receivables
Current finance receivables	$ 81,097
Current finance receivables (as a percent)	90.30%
Total delinquent	$ 8,711
Total delinquent (as a percent)	9.70%
Gross receivables	$ 89,808		$ 113,368
Gross receivables (as a percent)	100.00%
Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 5,748
Total delinquent (as a percent)	6.40%
Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent	$ 2,694
Total delinquent (as a percent)	3.00%
Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent	$ 269
Total delinquent (as a percent)	0.30%
Short-term consumer loans | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 1,078
Total delinquent (as a percent)	1.20%
Secure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 629
Total delinquent (as a percent)	0.70%
Unsecure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 449
Total delinquent (as a percent)	0.50%
Medium-term consumer loans | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 4,670
Total delinquent (as a percent)	5.20%
Medium-term consumer loans | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent	$ 2,694
Total delinquent (as a percent)	3.00%
Medium-term consumer loans | Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent	$ 251
Total delinquent (as a percent)	0.30%
Secure Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 898
Total delinquent (as a percent)	1.00%
Secure Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent	$ 269
Total delinquent (as a percent)	0.30%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent	$ 3,772
Total delinquent (as a percent)	4.20%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent	$ 2,425
Total delinquent (as a percent)	2.70%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent	$ 18
Consumer Borrower | Short-term consumer loans
Aging of receivables
Gross receivables	53,779
Consumer Borrower | Medium-term consumer loans
Aging of receivables
Gross receivables	$ 36,029
Predecessor
Aging of receivables
Current finance receivables			$ 101,102
Current finance receivables (as a percent)			89.20%
Total delinquent			$ 12,266
Total delinquent (as a percent)			10.80%
Gross receivables		$ 101,380	$ 113,368	$ 113,020
Gross receivables (as a percent)			100.00%
Predecessor | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 8,548
Total delinquent (as a percent)			7.50%
Predecessor | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent			$ 3,130
Total delinquent (as a percent)			2.80%
Predecessor | Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent			$ 588
Total delinquent (as a percent)			0.50%
Predecessor | Short-term consumer loans | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 2,046
Total delinquent (as a percent)			1.80%
Predecessor | Secure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 1,385
Total delinquent (as a percent)			1.20%
Predecessor | Unsecure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 661
Total delinquent (as a percent)			0.60%
Predecessor | Medium-term consumer loans | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 6,502
Total delinquent (as a percent)			5.70%
Predecessor | Medium-term consumer loans | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent			$ 3,130
Total delinquent (as a percent)			2.80%
Predecessor | Medium-term consumer loans | Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent			$ 588
Total delinquent (as a percent)			0.50%
Predecessor | Secure Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 428
Total delinquent (as a percent)			0.30%
Predecessor | Secure Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent			$ 197
Total delinquent (as a percent)			0.20%
Predecessor | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Aging of receivables
Total delinquent			$ 6,074
Total delinquent (as a percent)			5.40%
Predecessor | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Aging of receivables
Total delinquent			$ 2,933
Total delinquent (as a percent)			2.60%
Predecessor | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (61 - 90 days)
Aging of receivables
Total delinquent			$ 588
Total delinquent (as a percent)			0.50%
Predecessor | Consumer Borrower | Short-term consumer loans
Aging of receivables
Gross receivables		60,780	$ 66,465	61,589
Predecessor | Consumer Borrower | Medium-term consumer loans
Aging of receivables
Gross receivables		$ 40,600	$ 46,903	$ 51,431